Segmented Information - Schedule of Sales Generated by Metal (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Sales Generated by Metal [Line Items]
Sales generated	$ 298,895	$ 215,187
Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	263,515	187,793
Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	35,380	27,394
Gold [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	17,816	13,024
Gold [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	17,816	13,024
Gold [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated
Silver [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	186,756	124,234
Silver [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	175,932	116,364
Silver [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	10,824	7,870
Lead [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	60,014	52,394
Lead [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	54,794	46,972
Lead [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	5,220	5,422
Zinc [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	26,023	19,102
Zinc [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	9,610	6,904
Zinc [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	16,413	12,198
Other [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	8,286	6,433
Other [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	5,363	4,529
Other [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	$ 2,923	$ 1,904